PGIM US Large-Cap Buffer 20 ETF - December
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 103.5%
Affiliated Mutual Fund 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $30,099)(wb)	30,099	$30,099
Options Purchased*~ 101.8%
(cost $1,781,622)		1,823,289

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.5% (cost $1,811,721)		1,853,388
Options Written*~ (3.5)%
(premiums received $48,892)		(61,956)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $1,762,829)		1,791,432
Liabilities in excess of other assets(z) (0.0)%		(607)

Net Assets 100.0%		$1,790,825

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/29/24	$5.26		33		3	$1,795,760
SPDR S&P 500 ETF Trust	Put	11/29/24	$525.96		33		3	27,529
Total Options Purchased (cost $1,781,622)								$1,823,289

PGIM US Large-Cap Buffer 20 ETF - December
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/29/24	$559.94		33		3	$(57,727)
SPDR S&P 500 ETF Trust	Put	11/29/24	$420.77		33		3	(4,229)
Total Options Written (premiums received $48,892)							$(61,956)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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